Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Goodwill acquired in a business combination	$ 1,374,835		$ 1,383,785
Impairment of goodwill
Ending of period	1,374,835
Fair Value, Recurring [Member] | Goodwill [Member]
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Beginning of period	1,035,795
Goodwill acquired in a business combination	1,374,835
Impairment of goodwill	(1,035,795)
Ending of period	1,374,835	$ 1,035,795
Marketable Securities - Debt Securities [Member] | Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Beginning of period	62,733
Purchase of marketable securities		210,000
Interest due at maturity		4,829
Other than temporary impairment	(62,733)	(50,000)
Conversion to equity method investments
Conversion of marketable securities		(102,096)
Ending of period		62,733
Equity Investments [Member]
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Beginning of period	217,096
Purchase of equity investments	150,000	115,000
Other than temporary impairment	(102,096)
Conversion to equity method investments	(215,000)
Conversion of marketable securities		102,096
Ending of period	$ 50,000	$ 217,096